Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Sundry creditors	$ 9,025	$ 6,788
Cash balances undrawn	155	3,894
Accrued personnel obligations	4,388	3,735
Other obligations	2,288	2,337
Credit and debit card operation balances	2,435	2,101
Other liabilities	$ 18,291	$ 18,855